ROYALTY AND STREAM ACQUISITIONS - During the Year Ended December 31, 2019 (Details) $ in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Dec. 19, 2019 USD ($) shares	Dec. 19, 2019 CAD ($) shares	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($) item $ / oz	Dec. 31, 2019 CAD ($) item $ / oz	Dec. 31, 2019 CAD ($)
Kinross Portfolio Acquisition
Royalty and stream acquisitions
Number of common shares issued | shares	11,228,674	11,228,674
Royalty portfolio consideration paid in cash	$ 25.0	$ 32.8
Number of royalties acquired							24	24
Proceeds from royalties							$ 12.0	$ 15.6
Fair value of portfolio acquired | $									$ 97.0
Kinross Portfolio Acquisition | Minimum | Discounted cash flow | Discounted cash flow model for producing assets
Royalty and stream acquisitions
Input assumption for fair value estimate							0.05		0.05
Kinross Portfolio Acquisition | Minimum | Discounted cash flow | Discounted cash flow model for assets not in production
Royalty and stream acquisitions
Input assumption for fair value estimate							0.08		0.08
Kinross Portfolio Acquisition | Maximum | Discounted cash flow | Discounted cash flow model for producing assets
Royalty and stream acquisitions
Input assumption for fair value estimate							0.08		0.08
Kinross Portfolio Acquisition | Maximum | Discounted cash flow | Discounted cash flow model for assets not in production
Royalty and stream acquisitions
Input assumption for fair value estimate							0.10		0.10
DeLamar NSR royalty
Royalty and stream acquisitions
Percentage of royalty payable quarterly							2.50%	2.50%
Omolon GRR royalty
Royalty and stream acquisitions
Percentage of royalty payable quarterly, when gold price per ounce is above threshold price							2.00%	2.00%
Threshold gold price | $ / oz							650	650
Cerro Casale GRR royalty
Royalty and stream acquisitions
Initial amount payable prior to the quarterly GRR on becomes payable | $							$ 10.0
Percentage of royalty payable quarterly							1.25%	1.25%
Percentage of gross revenue on which GRR is payable							25.00%	25.00%
Hope Bay NSR royalty
Royalty and stream acquisitions
Royalty portfolio consideration paid in cash			$ 40.0	$ 53.0
Percentage of royalty acquired			1.50%	1.50%
Percentage of royalty owned			2.50%	2.50%
Percentage of royalty to be received until certain conditions with respect to the Additional Royalty are satisfied			0.25%	0.25%
Percentage of Additional Royalty that the entity has the right to buy back in the event of a change of control transaction of TMAC that is announced prior to June 30, 2021			100.00%	100.00%
Cash payment for buy back of royalty in the event of a change of control transaction of TMAC that is announced prior to June 30, 2021 | $			$ 50.0
Percentage of Additional Royalty that the entity has the right to buy back after June 30, 2021			0.50%	0.50%
Cash payment required for the buy back of the Additional Royalty after June 30, 2021. | $			$ 15.0
El Mochito stream
Royalty and stream acquisitions
Stream consideration paid in cash					$ 7.5	$ 10.3
Percentage of stream acquired					22.5	22.5
Reduced stream percentage if certain production milestones are met					20	20
Ongoing cash payments as a percentage of spot price of silver for each ounce delivered					25.00%	25.00%
Other royalty streams
Royalty and stream acquisitions
Number of royalties acquired							21	21
Other royalty streams | United States
Royalty and stream acquisitions
Number of royalties acquired							11	11
Other royalty streams | Canada
Royalty and stream acquisitions
Number of royalties acquired							3	3
Other royalty streams | Chile
Royalty and stream acquisitions
Number of royalties acquired							2	2
Other royalty streams | Other jurisdictions
Royalty and stream acquisitions
Number of royalties acquired							5	5